Annual Fund Operating Expenses - First Trust Active Factor Large Cap ETF - First Trust Active Factor Large Cap ETF	Jan. 04, 2021
Operating Expenses:
Management Fees	0.55%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.55%